7. SHARE CAPITAL	12 Months Ended
Sep. 30, 2023
Notes
7. SHARE CAPITAL

7.SHARE CAPITAL

a)Authorized:

As at September 30, 2023, the authorized share capital is comprised of an unlimited number of common shares without par value and an unlimited number of preferred shares issuable in series.  All issued shares are fully paid.

b)Share consolidation:

On August 14, 2023, the Company effected a consolidation of its issued share capital on a five pre-consolidation common shares for one new common share basis.  All references to the number of shares and per share amounts have been retroactively restated to reflect the consolidation.

c)Issued:

During the year ended September 30, 2021, the Company:

i)Completed a non-brokered private placement on October 9, 2020 by issuing 1,534,074 non-flow-through units (“Unit”) at a price of $0.675 per Unit for gross proceeds of $1,035,500 and 2,776,226 flow-through shares (“FT Share”) at a price of $0.775 per FT Share for gross proceeds of $2,151,575. Each Unit consists of one common share and one-half common share purchase warrant. Each warrant entitles the holder to purchase one additional common share for a 24-month period at a price of $1.00. In connection with the financing, the Company paid $199,868 as a cash finder’s fee and issued 267,807 finder’s warrants, each of which is exercisable into one common share at a price of $0.675 for a period of 24 months. The value of the finder’s warrants was determined to be $109,533 and was calculated using the Black-Scholes option pricing model. Under the residual value approach, no value was assigned to the warrant component of the Units. The Company recorded a flow-through premium liability of $277,623 and incurred additional share issue costs of $41,371 in connection with this financing.

ii)Completed a non-brokered private placement on June 14, 2021 by issuing 2,102,067 flow-through shares (“FT Share”) at a price of $0.60 per FT Share for gross proceeds of $1,261,240. In connection with the financing, the Company paid $79,870 as a cash finder’s fee and issued 133,117 finder’s warrants, each of which is exercisable into one common share at a price of $0.60 for a period of 24 months. The value of the finder’s warrants was determined to be $44,394 and was calculated using the Black-Scholes option pricing model. The Company recorded a flow-through premium liability of $105,103 and incurred additional share issue costs of $27,106 in connection with this financing.

iii)Issued 30,000 common shares to the Estate at a price of $0.55 per share for a total consideration of $16,500 to pay for the Haldane property (see Note 5).

iv)Issued 40,000 common shares to Kreft at a price of $0.325 per share for a total consideration of $13,000 to pay for the KRL property (see Note 5).

v)Issued common shares pursuant to the exercise of 11,220 finder’s warrants and 1,248,000 warrants for cash proceeds of $626,805.

During the year ended September 30, 2022, the Company:

vi)Completed a non-brokered private placement on May 19, 2022 by issuing 2,000,000 units (“Unit”) at a price of $0.375 per Unit for gross proceeds of $750,000. Each Unit consists of one common share and one-half common share purchase warrant. Each warrant entitles the holder to purchase one additional common share for a 36-month period at a price of $0.625. Under the residual value approach, $150,000 was assigned to the warrant component of the Units. The Company incurred share issue costs of $20,370 in connection with this financing.

During the year ended September 30, 2023, the Company:

vii)Issued common shares pursuant to the exercise of 87,860 warrants for cash proceeds of $21,965.

d)Share subscription:

In September 2023, the Company received $85,000 for a non-brokered private placement completed in October 2023 (Note 16).